Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current items:
Prepayment for purchases	$ 27,342,454	$ 6,359,812
Prepayment for insurance expenses	847,820	824,185
Prepayment for transaction costs	97,161	104,076
Prepaid rent	145	90,200
Prepayment for professional services expenses		51,205
Others	344,632	15,717
Total current	28,632,212	7,445,195
Non-current items:
Prepayment for insurance expenses	315,304	426,588
Others		24,992
Total non-current	$ 315,304	$ 451,580